Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
OPERATING REVENUES:
Revenues		$ 622,690	$ 1,580,058	$ 17,813,139
COST OF REVENUES:(including related warehouse cost of $21,075, $64,051, and $304,400 for the years ended December 31, 2024, 2023 and 2022, respectively)		(182,181)	(405,628)	(996,459)
GROSS PROFIT		440,509	1,174,430	16,816,680
OPERATING EXPENSES:
Selling and marketing		(207,842)	(618,111)	(7,668,248)
Selling and marketing - related party				(43,590)
General and administrative		(3,325,474)	(4,657,438)	(6,276,661)
General and administrative - related parties		(104,391)	(234,289)	(238,830)
Total operating expenses		(3,637,707)	(5,509,838)	(14,227,329)
(LOSS) INCOME FROM OPERATIONS		(3,197,198)	(4,335,408)	2,589,351
OTHER INCOME
Gain from short-term investment		109,964	89,474	156,066
Interest and investment income		763,190	372,199	226,158
Impairment loss on intangible assets		(356,676)
Other income, net		247,277	290,088	268,923
Total other income, net		763,755	751,761	651,147
(LOSS) INCOME BEFORE INCOME TAXES		(2,433,443)	(3,583,647)	3,240,498
PROVISION FOR INCOME TAX		93	14,833	4,812
NET (LOSS) INCOME		(2,433,536)	(3,598,480)	3,235,686
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		(479,801)	(560,679)	(2,273,012)
COMPREHENSIVE LOSS (INCOME)		$ (2,913,337)	$ (4,159,159)	$ 962,674
WEIGHTED AVERAGE NUMBER OF ORDINARY SHARES
Basic (in Shares)	[1]	13,225,669	4,269,340	4,221,629
Diluted (in Shares)	[1]	13,225,669	4,269,340	4,221,629
(LOSS) INCOME PER SHARE
Basic (in Dollars per share)		$ (0.18)	$ (0.84)	$ 0.77
Diluted (in Dollars per share)		$ (0.18)	$ (0.84)	$ 0.77
Nonrelated Party
OPERATING REVENUES:
Revenues		$ 568,057	$ 1,435,449	$ 17,646,814
Related Party
OPERATING REVENUES:
Revenues		54,633	144,609	166,325
OPERATING EXPENSES:
General and administrative		$ (104,391)	$ (234,289)	$ (238,830)

[1]	Shares and per share data are presented on a retroactive basis to reflect the share consolidation effected on October 10, 2023.